MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2008-1

Collection Period						01/01/08-01/31/08
Determination Date						02/11/2008
Distribution Date						02/15/2008

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$525,000,002.60
2	.	Collections allocable to Principal				$14,912,098.15
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$0.00
5	.	Pool Balance on the close of the last day of the related Collection Period				$510,087,904.45
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$525,000,002.60

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$86,000,000.00		$68,434,311.86
		b.	Class A-2 Floating Rate Note Balance	$198,000,000.00		$198,000,000.00
		c.	Class A-3 Note Balance	$100,000,000.00		$100,000,000.00
		d.	Class A-4a Note Balance	$60,000,000.00		$60,000,000.00
		e.	Class A-4b Floating Rate Note Balance	$35,000,000.00		$35,000,000.00
		f.	Class B Note Balance	$32,870,000.00		$32,870,000.00
		g.	Class C Note Balance	$11,810,000.00		$11,810,000.00
		h.	Note Balance (sum a - h)	$523,680,000.00		$506,114,311.86

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	1.0000000		0.7957478
		b.	Class A-2 Floating Rate Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4a Note Pool Factor	1.0000000		1.0000000
		e.	Class A-4b Floating Rate Note Pool Factor	1.0000000		1.0000000
		f.	Class B Note Pool Factor	1.0000000		1.0000000
		g.	Class C Note Pool Factor	1.0000000		1.0000000
		h.	Note Pool Factor	1.0000000		0.9664572

9	.	Overcollateralization Target Amount				$7,651,318.57
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,973,592.59

11	.	Weighted Average Coupon			%	10.42%
12	.	Weighted Average Original Term			months	63.53
13	.	Weighted Average Remaining Term			months	59.20

14	.	1-Month LIBOR for the accrual period ending 02/15/08				3.93438%
15	.	Note Rate applicable to the Class A-2 notes for the accrual period ending 02/15/08				4.63438%
16	.	Note Rate applicable to the Class A-4b notes for the accrual period ending 02/15/08				5.23438%

Collections

17	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,620,767.92
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,620,767.92

18	.	Principal:
		a.	Collections allocable to Principal			$14,912,098.15
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$14,912,098.15

19	.	Total Finance Charge and Principal Collections (17d+ 18d)				$19,532,866.07
20	.	Interest Income from Collection Account				$15,942.54
21	.	Simple Interest Advances				$0.00
22	.	Net Swap Receipts				$97,745.86
23	.	Swap Termination Payment Amounts received from Swap Counterparty				$0.00
24	.	Available Collections (Ln19 + 20 + 21 + 22 + 23)				$19,646,554.47

Available Funds

25	.	Available Collections		$19,646,554.47
26	.	Reserve Account Draw Amount		$0.00
27	.	Available Funds		$19,646,554.47

Application of Available Funds

28	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$437,500.00
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$437,500.00
		d.	Shortfall Amount (a + b - c)	$0.00

29	.	Unreimbursed Servicer Advances		$0.00

30	.	Monthly Net Swap Payment Amount		$0.00

31	.	Senior Swap Termination Payment Amount		$0.00

32	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$255,359.80
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$255,359.80

		e.	Class A-2 Monthly Interest	$611,738.16
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$611,738.16

		i.	Class A-3 Monthly Interest	$275,361.11
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$275,361.11

		m.	Class A-4a Monthly Interest	$183,616.67
		n.	Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		p.	Total Class A-4a Note Interest (sum m-o)	$183,616.67

		q.	Class A-4b Monthly Interest	$122,135.53
		r.	Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		s.	Interest Due on Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		t.	Total Class A-4b Note Interest (sum q-s)	$122,135.53

33	.	Priority Principal Distributable Amount		$0.00

34	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$137,551.82
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$137,551.82

35	.	Secondary Principal Distributable Amount		$1,782,095.55

36	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$60,362.22
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$60,362.22

37	.	Required Payment Amount (Ln 28 + (sum of Ln 30 through Ln 36))		$3,865,720.86

38	.	Reserve Account Deficiency		$0.00

39	.	Regular Principal Distributable Amount		$19,461,318.57

40	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

41	.	Subordinate Swap Termination Payment Amount		$0.00

Collection Account Activity

42	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,620,767.92
		b.	Total Daily Deposits of Principal Collections	$14,912,098.15
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$15,942.54
		e.	Net Swap Receipt	$97,745.86
		f.	Swap Termination Payment Amounts received from Swap Counterparty	$0.00
		g.	Total Deposits to Collection Account (sum a - f)	$19,646,554.47

43	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$437,500.00
		b.	Monthly Net Swap Payment Amount	$0.00
		c.	Swap Termination Payment Amounts owed to Swap Counterparty	$0.00
		d.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,209,054.47
		e.	Deposit to Reserve Account	$0.00
		f.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		g.	Total Withdrawals from Collection Account (sum a - f)	$19,646,554.47

Note Payment Account Activity

44	.	Deposits
		a.	Class A-1 Interest Distribution	$255,359.80
		b.	Class A-2 Interest Distribution	$611,738.16
		c.	Class A-3 Interest Distribution	$275,361.11
		d.	Class A-4a Interest Distribution	$183,616.67
		e.	Class A-4b Interest Distribution	$122,135.53
		f.	Class B Interest Distribution	$137,551.82
		g.	Class C Interest Distribution	$60,362.22

		h.	Class A-1 Principal Distribution	$17,565,688.14
		i.	Class A-2 Principal Distribution	$0.00
		j.	Class A-3 Principal Distribution	$0.00
		k.	Class A-4a Principal Distribution	$0.00
		l.	Class A-4b Principal Distribution	$0.00
		m.	Class B Principal Distribution	$0.00
		n.	Class C Principal Distribution	$0.00
		o.	Total Deposits to Note Payment Account (sum a - n)	$19,211,813.45

45	.	Withdrawals
		a.	Class A-1 Distribution	$17,821,047.94
		b.	Class A-2 Distribution	$611,738.16
		c.	Class A-3 Distribution	$275,361.11
		d.	Class A-4a Distribution	$183,616.67
		e.	Class A-4b Distribution	$122,135.53
		f.	Class B Distribution	$137,551.82
		g.	Class C Distribution	$60,362.22
		h.	Total Withdrawals from Note Payment Account (sum a - g)	$19,211,813.45

Certificate Payment Account Activity

46	.	Deposits
		a.	Excess Collections	$0.00
		b.	Reserve Account surplus (Ln 56)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

47	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

48	.	Lesser of: (a or b)
		a.	$2,625,000.00	$2,625,000.00
		b.	Note Balance	$506,114,311.86

49	.	Required Reserve Account Amount		$2,625,000.00

Reserve Account Reconciliation

50	.	Beginning Balance (as of end of preceding Distribution Date)		$2,625,000.00
51	.	Investment Earnings		$2,758.98
52	.	Reserve Account Draw Amount		$0.00
53	.	Reserve Account Amount (Ln 50+ Ln 51- Ln 52)		$2,627,758.98
54	.	Deposit from Available Funds (Ln 43e)		$0.00
55	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$2,758.98
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
		c.	the Swap Counterparty for the payment of any unfunded Subordinate Swap Termination Payment Amount	$0.00
56	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57	.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$2,625,000.00
58	.	Reserve Account Deficiency (Ln49 - Ln57)		$0.00

Instructions to the Trustee

59	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
60	.	Amount to be paid to Servicer from the Collection Account			$437,500.00
61	.	Amount to be paid to the Swap Counterparty from the Collection Account			$0.00
62	.	Amount to be deposited from the Collection Account into the Note Payment Account			$19,209,054.47
63	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
64	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
65	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$2,758.98
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
66	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$17,821,047.94
67	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$611,738.16
68	.	Amount to be paid to Class A-3Noteholders from the Note Payment Account			$275,361.11
69	.	Amount to be paid to Class A-4a Noteholders from the Note Payment Account			$183,616.67
70	.	Amount to be paid to Class A-4b Noteholders from the Note Payment Account			$122,135.53
71	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$137,551.82
72	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$60,362.22
73	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

74	.	Net Losses with respect to preceding Collection Period			$0.00
75	.	Cumulative Net Losses			$0.00
76	.	Cumulative Net Loss Percentage			0.0000%

77	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	195	$3,093,266.28
		b.	61 to 90 days past due	7	$139,130.52
		c.	91 or more days past due	0	$0.00
		d.	Total (sum a - c)	202	3,232,396.80

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 11, 2008.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer